CONVERTIBLE NOTES (Tables)	9 Months Ended
Jun. 30, 2012
CONVERTIBLE NOTES [Abstract]
Schedule of Convertible Notes

	June 30,	September 30,
	2012	2011

Principal balance of convertible notes	$1,127,887	$-
Original issue discount, net	(104,270)	-
Debt discount	(695,139)	-
Convertible notes, net of discount	$328,478	$-